Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Equity

Note 7. Equity

Exchangeable Shares and Preferred Stock

As discussed in Note 1, on December 17, 2021, following the satisfaction of the closing conditions set forth in the Arrangement Agreement, the Arrangement was completed. Pursuant to the completion of the Arrangement, each Peraso Share that was issued and outstanding immediately prior to December 17, 2021 was converted into either newly issued shares of common stock of the Company or shares of Canco, which are exchangeable for shares of the Company’s common stock (Exchangeable Shares), at the election of each former Peraso Tech stockholder. Of the shares issued to the holders of Peraso Tech Shares, pursuant to the terms of the Agreement, the Company held in escrow an aggregate of 32,822 Exchangeable Shares and 12,564 shares of common stock (collectively, the Escrow Shares). The Escrow Shares are escrowed pursuant to the terms of an escrow agreement on a pro rata basis from the aggregate consideration received by the holders of Peraso Shares, subject to the offset by the Company for any losses in accordance with the Agreement. Such Escrow Shares shall be released, subject to any offset claim, upon the satisfaction of the earlier of: (a) any date following the first anniversary of December 17, 2021 and prior to December 17, 2024 where the volume weighted average price of the common stock for any 20 trading days within a period of 30 consecutive trading days is at least $342.80 per share, subject to adjustment for stock splits or other similar transactions; (b) the date of any sale of all or substantially all of the assets or shares of the Company; or (c) the date of any bankruptcy, insolvency, restructuring, receivership, administration, wind-up, liquidation, dissolution, or similar event involving the Company. All and any voting rights and other stockholder rights, other than with respect to dividends and distributions, with respect to the Escrow Shares are suspended until the Escrow Shares are released from escrow.

The Exchangeable Share structure is commonly used for cross-border transactions of this nature so as to provide non-tax-exempt Canadian shareholders with the same economic rights and benefits as holders of the Company’s shares into which the Exchangeable Shares are exchangeable, while allowing those Canadian shareholders to benefit from the tax-rollover available on the issuance of the Exchangeable Shares. In general terms, by choosing to acquire Exchangeable Shares from Canco, such a former Peraso Tech shareholder was able to rely on a rollover rule in the Income Tax Act (Canada) in order to defer any capital gain that he/she/it would have otherwise realized.

Callco was incorporated to exercise the call rights, while Canco was incorporated to acquire the shares of Peraso Tech from Canadian shareholders that wished to receive Exchangeable Shares as consideration, so it was a tax deferred transaction for such Canadian shareholders. The use of a separate entity, Callco, helps maximize cross border paid-up capital, which represents the amount that can generally be distributed free of Canadian withholding tax. The call rights also allow Callco to “purchase” the Exchangeable Shares rather than having them redeemed by Canco on a redemption or retraction or in connection with a liquidity event, thus avoiding the adverse deemed dividend tax consequences to shareholders that may arise from a redemption or retraction of Exchangeable Shares.

Holders of Exchangeable Shares have the right at any time (the Retraction Right) to retract or redeem any or all of the Exchangeable Shares owned by them for an amount per share equal to the market price of a share of the Company’s common stock plus the full amount of all declared and unpaid dividends on such Exchangeable Share (the Exchangeable Share Purchase Price). The Exchangeable Share Purchase Price is payable only by the Company delivering or causing to be delivered to the relevant holder one share of the Company’s common stock for each Exchangeable Share purchased plus a cash amount equal to the amount of any accrued and unpaid dividends on such Exchangeable Share. The Company and Callco each have an overriding right, in the event that a holder of Exchangeable Shares exercises its Retraction Right, to redeem from such holder all, but not less than all, of the Exchangeable Shares tendered for redemption.

The Exchangeable Shares are subject to redemption by the Company, Callco and Canco at the Exchangeable Share Purchase Price, on the “Redemption Date,” which date shall be no earlier than the seventh anniversary of the date on which Exchangeable Shares are first issued, unless: (a) less than 10% of the aggregate number of Exchangeable Shares issued remain outstanding; (b) there is a change in control of the Company (defined generally as (i) any merger, amalgamation, arrangement, takeover bid or tender offer, material sale of shares or rights or interests that results in the holders of outstanding voting securities of the Company directly or indirectly owning, or exercising control or direction over, voting securities representing less than 50% of the total voting power of all of the voting securities of the surviving entity; or (ii) any sale or disposition of all or substantially of the Company’s assets), and (c) upon the occurrence of certain other events. The Exchangeable Share Purchase Price is payable only by the Company delivering or causing to be delivered to the relevant holder one share of the Company’s common stock for each Exchangeable Share purchased plus a cash amount equal to the amount of any accrued and unpaid dividends on such Exchangeable Share.

In the event of the liquidation, dissolution or winding-up of Canco, holders of Exchangeable Shares have the right to receive in respect of each Exchangeable Share held by such holder, an amount per share equal to the Exchangeable Share Purchase Price, which shall be satisfied in full by Canco by delivering to such holder one Company Share, plus an amount equal to the Dividend Amount. The Company and Callco each have an overriding right to purchase from all holders all but not less than all of the Exchangeable Shares upon the occurrence of such events.

In addition, the Company and Callco have the right to purchase all outstanding Exchangeable Shares at the Exchangeable Share Purchase Price if there is a change of law that permits holders of Exchangeable Shares to exchange their Exchangeable Shares for shares of common stock on a basis that will not require holders to recognize any gain or loss or any actual or deemed dividend for Canadian tax purposes.

The holders of Exchangeable Shares have an “automatic exchange right” in the event of any insolvency, liquidation, dissolution or winding-up or in general, related proceedings, of the Company for an amount per share equal to the Exchangeable Share Purchase Price.

It is expected that Callco will exercise its call rights, as that is more beneficial to the holders of the Exchangeable Shares. Once Callco acquires the Exchangeable Shares from a holder, it (Callco and the Company) is obligated to deliver the Company shares to the holder. Callco discharges this obligation by arranging for the Company to issue and deliver those shares to the holders on behalf of Callco. As consideration for satisfying the delivery obligation, Callco would issue its own shares to the Company.

There are no cash redemption features, as all redemption and exchange scenarios are payable in a share of the Company’s common stock. Neither Canco, Callco, or the Company assume any tax liabilities of a former Peraso Tech shareholder who acquired Exchangeable Shares under the plan of arrangement. The purchase price computed upon the exercise of rights pertaining to retraction, redemption, or liquidation, or otherwise giving rise to a purchase or cancellation of an Exchangeable Share, will, in all cases, consist of a 1:1 exchange involving the Company’s common stock, regardless of the market price of a share of the Company’s common stock.

In connection with the Arrangement, on December 15, 2021, the Company filed the Certificate of Designation of Series A Special Voting Preferred Stock (the Certificate) with the Secretary of State of the State of Delaware to designate Series A Special Voting Preferred Stock (the Special Voting Share) in accordance with the terms of the Arrangement Agreement in order to enable the holders of Exchangeable Shares to exercise their voting rights. The Special Voting Share was issued to a third-party administrative agent (the Agent) solely to facilitate the exercise of rights by holders of Exchangeable Shares. The rights of the Agent, as holder of the Special Voting Share, are limited to effecting the rights of the holders of the Exchangeable Shares; the Special Voting Share does not confer any independent rights to the Agent. Under the Certificate, when all of the Exchangeable shares have been converted into shares of the Company’s common stock, the Special Voting Share shall be automatically cancelled and shall not be reissued. Each Exchangeable Share is exchangeable for one share of common stock of the Company and while outstanding, the Special Voting Share enables holders of Exchangeable Shares to cast votes on matters for which holders of the common stock are entitled to vote, and by virtue of the share terms relating to the Exchangeable Shares, enable the Exchangeable Shares to receive dividends that are economically equivalent to any dividends declared with respect to the shares of common stock. As the Special Voting Share does not participate in dividends (only the Exchangeable Shares participate in dividends) and is not entitled to participate in the residual interest of the Company, it is not classified as an equity instrument in the Company’s financial statements.

The Exchangeable Shares, which can be converted into common stock at the option of the holder and have the same voting and dividend rights as common stock, are similar in substance to shares of common stock. Further, Canco and Callco are non-substantive entities, which are looked through with the Exchangeable Shares being, in substance, common stock of the Company. Therefore, the Exchangeable Shares have been included in the determination of outstanding common stock. The Special Voting Share was issued to a third-party administrative agent (the Agent) solely to facilitate the exercise of rights by holders of Exchangeable Shares, The rights of the Agent, as holder of the Special Voting Share, are limited to effecting the rights of the holders of the Exchangeable Shares; the Special Voting Share does not confer any independent rights to the Agent. Under the Certificate, when all of the Exchangeable shares have been converted into shares of the Company’s common stock, the Special Voting Share shall be automatically cancelled and shall not be reissued.

June 2023 Registered Direct Offering

On May 31, 2023, the Company entered into a securities purchase agreement (the SPA) with an institutional investor (the Investor), pursuant to which the Company sold to the Investor, in a registered direct offering that closed on June 2, 2023, an aggregate of 56,250 shares of common stock at a purchase price of $28.00 per share. Net proceeds to the Company from the registered direct offering, after offering costs, were approximately $3.6 million. The Company also offered and sold to the Investor pre-funded warrants to purchase up to 86,608 shares of common stock (the 2023 PF Warrants). Each pre-funded warrant is exercisable for one share of common stock. The purchase price of each pre-funded warrant was $27.60, and the exercise price of each pre-funded warrant is $0.40 per share. The 2023 PF Warrants were immediately exercisable and may be exercised at any time until all of such pre-funded warrants are exercised in full. In June 2023, the Investor exercised 24,183 of the 2023 PF Warrants, and in September 2023, the remaining 62,425 of the 2023 PF Warrants were exercised by the Investor. In connection with the execution of the SPA, the Company and the Investor entered into an amendment (the Amendment) to the 2022 Purchase Warrant. Pursuant to the terms of the Amendment, the 2022 Purchase Warrant (as defined below) was amended to reduce the exercise price per share from $54.40 to $40.00, effective as of June 2, 2023.

In a concurrent private placement that closed on June 2, 2023, the Company also sold to the Investor a warrant to purchase up to 142,858 shares of common stock (the 2023 Purchase Warrant). The 2023 Purchase Warrant was immediately exercisable at an exercise price of $28.00 per share with a five-year term. As discussed in Note 8, the 2023 Purchase Warrant is accounted for as a liability. Fair value of the warrant at the date of issuance was determined to be $3,162,401 and was accounted for as a cost of the offering.

November 2022 Registered Direct Offering

On November 28, 2022, the Company entered into a securities purchase agreement with the Investor, pursuant to which the Company sold to the Investor, in a registered direct offering that closed on November 30, 2022, an aggregate of 32,500 shares of common stock at a negotiated purchase price of $40.00 per share. The Company also offered and sold to the investor pre-funded warrants to purchase up to 28,750 shares of common stock. Each pre-funded warrant was exercisable for one share of common stock. The purchase price of each pre-funded warrant was $39.60, and the exercise price of each pre-funded warrant was $0.40 per share. The pre-funded warrants were exercised in full by the Investor in April 2023. Net proceeds to the Company from the registered direct offering, after offering costs, were approximately $2.1 million.

In a concurrent private placement, the Company also sold to the Investor a warrant to purchase up to 91,875 shares of common stock (the 2022 Purchase Warrant). The 2022 Purchase Warrant became exercisable on May 29, 2023 at an initial exercise price of $54.40 per share, which was subsequently reduced to $40.00 per share per the Amendment, and expires on May 29, 2028. As discussed in Note 8, the 2022 Purchase Warrant is accounted for as a liability.

Warrants

As of September 30, 2023, the Company had the following equity-classified warrants outstanding (share amounts in thousands):

Warrant Type	Number of Shares	Exercise Price	Expiration
Balance as of December 31, 2022	32
Warrants expired	(1)	$1,880.00	January 2023
Balance as of March 31, 2023	31
Pre-funded warrants issued	87	$0.40	—
Pre-funded warrants exercised	(53)	$0.40	—
Balance as of June 30, 2023	65
Pre-funded warrants exercised	(62)	$0.40	—
Balance as of September 30, 2023	3

As of December 31, 2022, the Company had the following equity-classified warrants outstanding (share amounts in thousands):

Warrant Type	Number of Shares	Exercise Price	Expiration
Common stock	-	$1,880.00	January 2023
Common stock	3	$96.00	October 2023
Common stock	29	$0.40	—
	32

Note 10. Stockholders’ Equity

Securities Purchase Agreement

On November 30, 2022, the Company entered into a securities purchase agreement (the SPA) with an institutional investor, pursuant to which the Company sold to the investor, in a registered direct offering, an aggregate of 32,500 shares of common stock at a negotiated purchase price of $40.00 per share. The Company also offered and sold to the investor pre-funded warrants to purchase up to 28,750 shares of common stock. Each pre-funded warrant is exercisable for one share of common stock. The purchase price of each pre-funded warrant was $39.60, and the exercise price of each pre-funded warrant is $0..40 per share. The pre-funded warrants were immediately exercisable and may be exercised at any time until all of the pre-funded warrants are exercised in full. Net proceeds to the Company, after offering costs, were $2.1 million.

In a concurrent private placement, the Company also sold to the investor a warrant to purchase up to 91,875 shares of common stock (the Purchase Warrant). The Purchase Warrant will be exercisable beginning six months and one day from the date of the SPA at an exercise price of $54.40 per share and will expire on the five-year anniversary of that date.

Warrants Classified as Liability

Purchase Warrant

The SPA governing the Purchase Warrant provides for a value calculation for the Purchase Warrant using the Black Scholes model in the event of certain fundamental transactions. The fair value calculation provides for a floor on the volatility amount utilized in the value calculation at 100% or greater. The Company has determined this provision introduces leverage to the holders of the Purchase Warrant that could result in a value that would be greater than the settlement amount of a fixed-for-fixed option on the Company’s own equity shares. Therefore, pursuant to ASC 815, the Company has classified the Purchase Warrant as a liability in its consolidated balance sheet. The classification of the Purchase Warrant, including whether the Purchase Warrant should be recorded as liability or as equity, is evaluated at the end of each reporting period with changes in the fair value reported in other income (expense) in the consolidated statements of operations and comprehensive loss. The Purchase Warrant was initially recorded at a fair value at $3.7 million at the grant date and is re-valued at each reporting date. As of December 31, 2022, the fair value of the warrant liability was reduced to $2.1 million. Upon the closing of the registered direct offering, the fair value of the Purchase Warrant liability, up to the net amounts of the funds received of approximately $2,099,000, was recorded as a financing cost, and the excess of $1,576,000 was recorded as a financing cost in the statement of operations. As a result of the change in fair value the Company recorded a gain for the year ended December 31, 2022

The fair value of the Purchase Warrant at December 31, 2022 was determined using Black Scholes model with the following assumptions: expected term based on the contractual term of 5.4 years, risk-free interest rate of 4.00%, which was based on a comparable US Treasury 5-year bond, expected volatility of 114%, and an expected dividend of zero.

As of December 31, 2022, the Company had the following liability-classified warrants outstanding (share amounts in thousands):

	Number of warrants
	on common shares	Amount
Balance as of December 31, 2021	—	$—
Recognition of warrant liabilities	92	3,674
Change in fair value of warrants	—	(1,595)
Balance as of December 31, 2022	92	$2,079

Peraso Tech Warrants

As of January 1, 2021, the Company had warrants outstanding to purchase 9,375 shares of its common stock. During the year ended December 31, 2021, the Company issued warrants to purchase an additional 3,325 shares of its common stock. In accordance with the Arrangement Agreement, on December 16, 2021, the warrants to purchase the 12,700 shares of common stock were settled in exchange for a defined number of common shares. Upon settlement, the fair value of the warrants was calculated using the intrinsic fair value of the common shares. The change in fair value of approximately $8.1 million was recognized in other income (expense) in the consolidated statements of operations.

Warrants Classified as Equity

As of December 31, 2022, the Company had the following equity-classified warrants outstanding (share amounts in thousands):

Warrant Type	Number of Shares	Exercise Price	Expiration
Common stock	—	$1,880.00	January 2023
Common stock	3	$96.00	October 2023
Common stock	29	$0.40	—

As of December 31, 2021, the Company had the following equity-classified warrants outstanding (share amounts in thousands):

Warrant Type	Number of Shares	Exercise Price	Expiration
Common stock	—	$1,880.00	January 2023
Common stock	3	$96.00	October 2023